CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2020	$ 3,750	$ 1,250	$ 7,696,468		$ 884,076	$ 170,066	$ (117,392)	$ 495			$ 8,638,713
Balance at the beginning (in shares) at Oct. 31, 2020	150,000	50,000
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve					(29,587)	29,587
Net loss for the year					(1,944,549)			(28)			(1,944,577)
Foreign currency translation adjustment							214,101	22			214,123
Sale of ordinary shares, net	$ 3,075	$ 0	9,883,224	$ 0	0	0	0	0			9,886,299
Sale of ordinary shares, net (in shares)	123,000	0		0
Sales of securities from the June 2021 public offering, net of offering costs, Value	$ 3,275		22,197,069								22,200,344
Sales of securities from the June 2021 public offering, net of offering costs, Shares	131,000
Balance at the end at Oct. 31, 2021	$ 10,100	$ 1,250	39,776,761		(1,090,060)	199,653	96,709	489			38,994,902
Balance at the end (in shares) at Oct. 31, 2021	404,000	50,000
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	$ 0	(26,600)	26,600	0	0			0
Net loss for the year	0	0	0	0	(4,684,157)	0	0	(32)			(4,684,189)
Foreign currency translation adjustment	0	0	0	$ 0	0	0	(3,717,421)	(57)			(3,717,478)
Issuance of ordinary share for services	$ 2,536		2,886,251								2,888,787
Issuance of ordinary share for services (in shares)	101,440
Treasury stock purchase (in shares)				(2,000)
Balance at the end at Oct. 31, 2022	$ 12,636	$ 1,250	42,663,012		(5,800,817)	226,253	(3,620,712)	400			33,482,022
Balance at the end (in shares) at Oct. 31, 2022	505,440	50,000		(2,000)					507,440	50,000
Increase (Decrease) in Stockholders' Equity
Cancellation of treasury stock (in shares)				2,000
Appropriation to statutory reserve					(48,897)	48,897
Net loss for the year					(2,453,977)			(5)			(2,453,982)
Foreign currency translation adjustment							(61,133)	(1)			(61,134)
Issuance of ordinary share for services	$ 4,200		1,445,800								1,450,000
Issuance of ordinary share for services (in shares)	168,000
Shares issued for adjustment for 1:5 reverse split	$ 38		(38)
Shares issued for adjustment for 1:5 reverse split (in shares)	1,509
Balance at the end at Oct. 31, 2023	$ 16,874	$ 1,250	$ 44,108,774		$ (8,303,691)	$ 275,150	$ (3,681,845)	$ 394			$ 32,416,906
Balance at the end (in shares) at Oct. 31, 2023	674,949	50,000							674,949	50,000